Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Concentrations (Details) [Line Items]
Deposit at financial institutions (in Dollars)	$ 13,727,137		$ 5,892,655
Customer [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%		10.00%
Supplier One [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	50.60%	13.40%	35.30%
Supplier Two [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	49.40%	11.10%	28.00%
Supplier [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%
Supplier Three [Member]
Concentrations (Details) [Line Items]
Total revenue percentage		10.40%
Total Revenue [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	30.30%	31.20%
Guben Yanling Pill [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	43.60%	34.80%